FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 49.5%
	Beverages — 5.0%
26,270	Coca-Cola (The) Co. (a)	$1,753,260
	Biotechnology — 4.9%
5,229	Amgen, Inc. (a)	1,738,486
	Chemicals — 5.0%
32,275	Dow, Inc. (a)	1,758,019
	Communications Equipment — 5.0%
36,232	Cisco Systems, Inc. (a)	1,755,440
	Consumer Staples Distribution & Retail — 4.9%
145,973	Walgreens Boots Alliance, Inc. (a)	1,732,699
	Diversified Telecommunication Services — 5.0%
43,260	Verizon Communications, Inc. (a)	1,752,895
	Industrial Conglomerates — 5.0%
13,867	3M Co. (a)	1,768,736
	IT Services — 4.9%
9,106	International Business Machines Corp. (a)	1,749,627
	Oil, Gas & Consumable Fuels — 4.9%
10,919	Chevron Corp. (a)	1,752,172
	Pharmaceuticals — 4.9%
11,092	Johnson & Johnson (a)	1,750,872
	Total Common Stocks	17,512,206
	(Cost $16,574,034)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 75.7%
$27,444,000	U.S. Treasury Bill (a)	(b)	01/23/25	26,790,210
	(Cost $26,810,634)

Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
35,490	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (c)	35,490
	(Cost $35,490)
	Total Investments — 125.3%	44,337,906
	(Cost $43,420,158)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
	Call Options Purchased — 0.2%
140	3M Co.	$1,785,700	$143.10	01/27/25	57,602
53	Amgen, Inc.	1,762,091	469.95	01/27/25	5,989
111	Chevron Corp.	1,781,217	224.75	01/27/25	888
368	Cisco Systems, Inc.	1,782,960	76.01	01/27/25	1,472
262	Coca-Cola (The) Co.	1,748,588	88.52	01/27/25	262
330	Dow, Inc.	1,797,510	81.69	01/27/25	1,320
91	International Business Machines Corp.	1,748,474	280.02	01/27/25	1,820

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
110	Johnson & Johnson	$1,736,350	$238.88	01/27/25	$220
442	Verizon Communications, Inc.	1,790,984	63.72	01/27/25	884
1,456	Walgreens Boots Alliance, Inc.	1,728,272	34.41	01/27/25	5,824
	Total Purchased Options				76,281
	(Cost $88,516)
WRITTEN OPTIONS — (27.7)%
	Call Options Written — (0.1)%
(23)	3M Co.	(293,365)	125.00	08/02/24	(6,348)
(9)	Amgen, Inc.	(299,223)	335.00	08/02/24	(1,395)
(18)	Chevron Corp.	(288,846)	160.00	08/02/24	(4,212)
(60)	Cisco Systems, Inc.	(290,700)	48.00	08/02/24	(3,960)
(43)	Coca-Cola (The) Co.	(286,982)	67.00	08/02/24	(688)
(54)	Dow, Inc.	(294,138)	53.00	08/02/24	(10,260)
(15)	International Business Machines Corp.	(288,210)	190.00	08/02/24	(4,725)
(18)	Johnson & Johnson	(284,130)	160.00	08/02/24	(558)
(71)	Verizon Communications, Inc.	(287,692)	40.00	08/02/24	(4,402)
(244)	Walgreens Boots Alliance, Inc.	(289,628)	12.00	08/02/24	(2,196)
	Total Call Options Written				(38,744)
	(Premiums received $35,602)
	Put Options Written — (27.6)%
(140)	3M Co.	(1,785,700)	143.10	01/27/25	(241,589)
(53)	Amgen, Inc.	(1,762,091)	469.95	01/27/25	(697,904)
(111)	Chevron Corp.	(1,781,217)	224.75	01/27/25	(679,098)
(368)	Cisco Systems, Inc.	(1,782,960)	76.01	01/27/25	(967,840)
(262)	Coca-Cola (The) Co.	(1,748,588)	88.52	01/27/25	(529,764)
(330)	Dow, Inc.	(1,797,510)	81.69	01/27/25	(865,920)
(91)	International Business Machines Corp.	(1,748,474)	280.02	01/27/25	(769,132)
(110)	Johnson & Johnson	(1,736,350)	238.88	01/27/25	(844,250)
(442)	Verizon Communications, Inc.	(1,790,984)	63.72	01/27/25	(998,478)
(1,456)	Walgreens Boots Alliance, Inc.	(1,728,272)	34.41	01/27/25	(3,162,432)
	Total Put Options Written				(9,756,407)
	(Premiums received $9,826,681)
	Total Written Options				(9,795,151)
	(Premiums received $9,862,283)
	Net Other Assets and Liabilities — 2.2%				774,263
	Net Assets — 100.0%				$35,393,299

(a)	All or a portion of this security is pledged as collateral for the options written. At July 31, 2024, the value of these securities amounts to $26,393,645.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of July 31, 2024.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,512,206	$17,512,206	$—	$—
U.S. Treasury Bills	26,790,210	—	26,790,210	—
Money Market Funds	35,490	35,490	—	—
Total Investments	44,337,906	17,547,696	26,790,210	—
Purchased Options	76,281	—	76,281	—
Total	$44,414,187	$17,547,696	$26,866,491	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(38,744)	$(38,744)	$—	$—
Put Options Written	(9,756,407)	—	(9,756,407)	—
Total	$(9,795,151)	$(38,744)	$(9,756,407)	$—

*	See Portfolio of Investments for industry breakout.